Note 14 - Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
	Year ended December 31,
(in thousands of euro)	2017			2018			2019
	R&D	SG&A	Total	R&D	SG&A	Total	R&D	SG&A	Total
Subcontracting costs (1)	(37,996)	-	(37,996)	(42,327)	-	(42,327)	(41,193)	-	(41,193)
Cost of supplies and consumable materials	(4,287)	-	(4,287)	(3,819)	-	(3,819)	(3,208)	-	(3,208)
Personnel expenses other than share-based compensation	(10,995)	(4,168)	(15,163)	(13,520)	(5,601)	(19,121)	(14,891)	(7,747)	(22,638)
Share-based compensation	(3,697)	(6,288)	(9,985)	(706)	(2,000)	(2,706)	(1,001)	(2,825)	(3,826)
Personnel expenses	(14,692)	(10,456)	(25,148)	(14,226)	(7,601)	(21,827)	(15,892)	(10,572)	(26,464)
Non-scientific advisory and consulting (2)	(563)	(3,794)	(4,357)	-	(5,301)	(5,301)	(272)	(8384)	(8,655)
Leasing and maintenance	(1,235)	(546)	(1,781)	(887)	(1,081)	(1,968)	(846)	(1,026)	(1,872)
Travel expenses and meeting attendance	(1,019)	(275)	(1,294)	(564)	(428)	(992)	(709)	(1,044)	(1,754)
Marketing, communication and public relations	(122)	(527)	(649)	(119)	(399)	(518)	(95)	(534)	(629)
Scientific advisory and consulting (3)	(844)	(1)	(845)	(349)	-	(349)	(223)	-	(223)
Other purchases and external expenses	(228)	(459)	(687)	26	(337)	(311)	(57)	(757)	(814)
Depreciation and amortization	(4,068)	(328)	(4,396)	(6,709)	(693)	(7,402)	(15,518)	(1,013)	(16,530)
Intellectual property expenses	(1,499)	-	(1,499)	(294)	(1,087)	(1,381)	(653)	(932)	(1,585)
Other income and (expenses), net	(447)	(629)	(1,076)	(287)	(1,215)	(1,502)	(177)	(1,542)	(1,719)
Total net operating expenses	(67,000)	(17,015)	(84,015)	(69,555)	(18,142)	(87,697)	(78,844)	(25,803)	(104,647)

Disclosure of audit and non-audit fees [text block]
	Year ended December 31,
	2017		2018		2019
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	707	707	599	599	1,190	1,190
Non-audit fees	24	24	6	6	2	2
Total	731	731	605	605	1,192	1,192